7. Income Taxes: Schedule of Non-Capital Losses (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Non-Capital Losses
2026	$ 114,000
2027	12,000
2028	34,000
2029	5,000
2030	1,252,000
2031	1,591,000
2032	1,111,000
2033	3,156,000
2034	3,935,000
2035	4,718,000
2036	4,111,000
2037	1,459,000
2038	1,088,000
$ 22,586,000